Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($)
Accounting Policies [Abstract]
Number of operating segments (in segment) | segment	1
Accounts receivable credit loss rate	0.00%
Debt securities, held-to-maturity, allowance for credit loss
Deferred offering costs		$ 387,440